Goodwill and Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015
Goodwill [Line Items]
Goodwill - gross		¥ 768,318		¥ 721,731
Accumulated impairments		(207,063)		(29,928)
Goodwill		561,255		691,803
Increase (decrease) due to:
Acquisitions		72,792	[1]	12,626	[2]
Sales and dispositions				(675)
Impairments				(177,135)
Translation adjustments		(27,757)		34,645
Other				(9)
Goodwill - gross		813,353		768,318
Accumulated impairments		(207,063)		(207,063)
Goodwill		606,290		561,255
Mobile Communications
Goodwill [Line Items]
Goodwill - gross		179,331		183,464
Accumulated impairments		(176,045)
Goodwill		3,286		183,464
Increase (decrease) due to:
Impairments				(176,045)
Translation adjustments				(4,134)
Other				1
Goodwill - gross		179,331		179,331
Accumulated impairments		(176,045)		(176,045)
Goodwill		3,286		3,286
Game & Network Services
Goodwill [Line Items]
Goodwill - gross		154,399		150,572
Goodwill		154,399		150,572
Increase (decrease) due to:
Sales and dispositions				(617)
Translation adjustments		(2,106)		4,444
Goodwill - gross		152,293		154,399
Goodwill		152,293		154,399
Imaging Products & Solutions
Goodwill [Line Items]
Goodwill - gross		7,186		7,202
Accumulated impairments		(300)		(300)
Goodwill		6,886		6,902
Increase (decrease) due to:
Acquisitions	[1]	1,589
Translation adjustments		(138)		(16)
Goodwill - gross		8,637		7,186
Accumulated impairments		(300)		(300)
Goodwill		8,337		6,886
Home Entertainment & Sound
Goodwill [Line Items]
Goodwill - gross		5,320		5,320
Accumulated impairments		(5,320)		(5,320)
Increase (decrease) due to:
Goodwill - gross		5,320		5,320
Accumulated impairments		(5,320)		(5,320)
Devices
Goodwill [Line Items]
Goodwill - gross		37,762		37,400
Goodwill		37,762		37,400
Increase (decrease) due to:
Acquisitions	[1]	20,634
Translation adjustments		(1,625)		362
Goodwill - gross		56,771		37,762
Goodwill		56,771		37,762
Pictures
Goodwill [Line Items]
Goodwill - gross		224,239		187,307
Goodwill		224,239		187,307
Increase (decrease) due to:
Acquisitions		12,082	[1]	12,626	[2]
Sales and dispositions				(54)
Translation adjustments		(14,804)		24,357
Other				3
Goodwill - gross		221,517		224,239
Goodwill		221,517		224,239
Music
Goodwill [Line Items]
Goodwill - gross		132,675		123,086
Accumulated impairments		(306)		(306)
Goodwill		132,369		122,780
Increase (decrease) due to:
Acquisitions	[1]	38,487
Sales and dispositions				(4)
Translation adjustments		(9,084)		9,593
Goodwill - gross		162,078		132,675
Accumulated impairments		(306)		(306)
Goodwill		161,772		132,369
Financial Services
Goodwill [Line Items]
Goodwill - gross		3,020		3,020
Accumulated impairments		(706)		(706)
Goodwill		2,314		2,314
Increase (decrease) due to:
Goodwill - gross		3,020		3,020
Accumulated impairments		(706)		(706)
Goodwill		2,314		2,314
All Other
Goodwill [Line Items]
Goodwill - gross		24,386		24,360
Accumulated impairments		(24,386)		(23,296)
Goodwill				1,064
Increase (decrease) due to:
Impairments				(1,090)
Translation adjustments				39
Other				(13)
Goodwill - gross		24,386		24,386
Accumulated impairments		¥ (24,386)		¥ (24,386)

[1]	Acquisitions for the fiscal year ended March 31, 2016 relate mainly to the Altair Semiconductor Ltd. ("Altair") acquisition in the Devices segment, and the Orchard Media, Inc. ("The Orchard") acquisition in the Music segment. Refer to Note 24.
[2]	Acquisitions in the Pictures segment for the fiscal year ended March 31, 2015 mainly relate to the CSC Media Group Ltd. ("CSC Media Group") acquisition. Refer to Note 24.